UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities (000) Value
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A1,
0.39%, 12/25/36 (a)	USD	575	$ 516,313
Countrywide Asset-Backed
Certificates, Class 2A-1 (a):
Series 2007-6, 0.44%,
9/25/37		326	305,157
Series 2007-10, 0.39%,
6/25/47		3,452	3,213,146
Ford Credit Floorplan Master
Owner Trust, Series 2006-4,
Class A, 0.25%, 6/15/13 (a)		2,780	2,736,215
GSAA Trust, Series 2007-3,
Class 1A2, 0.51%, 3/25/47 (a)		3,893	1,617,642
8,388,473
Interest Only Asset-Backed Securities — 0.4%
Sterling Bank Trust, Series
2004-2, Class Note, 2.08%,
3/30/30		15,156	1,065,678
Sterling Coofs Trust, Series 1,
2.36%, 4/15/29		13,962	1,418,015
2,483,693
Total Asset-Backed Securities – 1.8%			10,872,166

Common Stocks (b) Shares
Auto Components — 0.2%
Lear Corp. 12,303 832,544
Chemicals — 0.3%
LyondellBasell Industries NV,
Class A	55,208	1,199,428
LyondellBasell Industries NV,
Class B	44,140	781,278
1,980,706
Commercial Services & Supplies — 0.0%
SIRVA 1,109 11,090
Construction & Engineering — 0.0%
USI United Subcontractors
Common 6,116 133,205
Machinery — 0.1%
Accuride Corp. 139,371 188,151
Metals & Mining — 0.0%
Euramax International 234 46,740
Software — 0.1%
HMH Holdings/EduMedia	114,455	715,346

Common Stocks (b) Shares Value
Specialty Retail — 0.0%
Lazydays RV Center, Inc. 10,549 $ 41,140
Total Common Stocks – 0.7% 3,948,922
		Par
Corporate Bonds (000)
Aerospace & Defense — 0.3%
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17 (c) USD 1,620 1,603,800
Airlines — 0.6%
American Airlines, Inc., 10.50%,
10/15/12 (c)		1,890	1,939,613
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16		1,444	1,563,130
3,502,743
Auto Components — 0.0%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14 65 64,613
Building Products — 0.4%
Building Materials Corp. of
America, 7.00%, 2/15/20 (c)		1,875	1,856,250
CPG International I, Inc., 10.50%,
7/01/13		750	757,500
2,613,750
Capital Markets — 0.5%
E*Trade Financial Corp., 4.01%
8/31/19 (c)(d)(e)		249	356,381
MU Finance Plc, 8.75%,
2/01/17 (c)	GBP	1,007	1,339,774
Marsico Parent Co., LLC, 10.63%,
1/15/16 (c)		2,381	1,345,265
Marsico Parent Holdco, LLC,
3.13%, 7/15/16 (c)(f)		646	158,370
Marsico Parent Superholdco, LLC,
3.63%, 1/15/18 (c)(f)		685	133,505
3,333,295
Chemicals — 1.8%
American Pacific Corp., 9.00%,
2/01/15	USD	1,100	1,076,625
Ames True Temper, Inc., 4.30%,
1/15/12 (a)		2,085	1,965,113
CF Industries, Inc., 6.88%,
5/01/18		2,080	2,082,600
Huntsman International LLC,
5.50%, 6/30/16 (c)		1,385	1,204,950
Innophos, Inc., 8.88%, 8/15/14		2,225	2,280,625

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	TALF	Term Asset-Backed Securities Loan Facility
GBP	British Pound	USD	US Dollar
GO	General Obligation

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Chemicals (concluded)
LBI Escrow Corp., 8.00%,
11/01/17 (c)	USD	2,300 $	2,340,250
10,950,163
Commercial Banks — 0.7%
Regions Financial Corp., 4.88%,
4/26/13 (g)		1,355	1,351,045
Standard Chartered Plc, 3.85%,
4/27/15 (c)		3,100	3,026,009
4,377,054
Commercial Services & Supplies — 0.9%
ACCO Brands Corp., 10.63%,
3/15/15		1,025	1,109,563
DI Finance, Series B, 9.50%,
2/15/13		2,326	2,355,075
Waste Services, Inc., 9.50%,
4/15/14		2,065	2,116,625
5,581,263
Consumer Finance — 0.8%
Ford Motor Credit Co. LLC:
7.38%, 2/01/11		2,800	2,855,882
3.05%, 1/13/12 (a)		565	542,400
7.80%, 6/01/12		1,665	1,698,134
5,096,416
Containers & Packaging — 2.0%
Ball Corp., 6.75%, 9/15/20		880	855,800
Berry Plastics Corp.:
8.25%, 11/15/15 (h)		2,400	2,358,000
9.50%, 5/15/18 (c)		1,680	1,503,600
Berry Plastics Holding Corp.,
8.88%, 9/15/14		415	398,400
Crown Americas LLC, 7.75%,
11/15/15		885	900,488
Impress Holdings BV, 2.47%,
9/15/13 (a)(c)		1,255	1,160,875
Pregis Corp., 12.38%, 10/15/13		2,020	1,989,700
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	1,215	1,461,161
7.75%, 11/15/19		1,155	1,403,178
12,031,202
Diversified Financial Services — 3.1%
CIT Group, Inc., 7.00%, 5/01/17 USD		6,885	6,213,712
GMAC, Inc.:
6.88%, 9/15/11		5,050	5,050,000
6.88%, 8/28/12		1,371	1,353,863
8.30%, 2/12/15 (c)		3,150	3,161,812
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (c)		2,935	2,905,650
18,685,037
Diversified Telecommunication Services — 3.5%
Deutsche Telekom International
Finance BV, 8.50%, 6/15/10 (g)		5,000	5,010,920

		Par
Corporate Bonds (000) Value
Diversified Telecommunication Services
(concluded)
ITC Deltacom, Inc., 10.50%,
4/01/16 (c)	USD	2,350	$ 2,256,000
New Communications Holdings,
Inc., 8.25%, 4/15/17 (c)(g)		4,085	4,044,150
Nordic Telephone Co. Holdings
ApS, 8.88%, 5/01/16 (c)		580	594,500
Qwest Communications International,
Inc.:
7.50%, 2/15/14		610	600,850
8.00%, 10/01/15 (c)		2,500	2,506,250
Series B, 7.50%, 2/15/14		2,985	2,940,225
Qwest Corp., 8.38%, 5/01/16		590	640,150
TW Telecom Holdings, Inc., 8.00%,
3/01/18 (c)		630	631,575
Wind Acquisition Finance SA,
12.00%, 12/01/15 (c)		900	927,000
Windstream Corp.:
8.13%, 8/01/13		590	595,900
8.63%, 8/01/16		450	445,500
21,193,020
Electric Utilities — 0.0%
Elwood Energy LLC, 8.16%,
7/05/26 129 122,624
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc., 4.45%,
9/14/12 3,300 3,434,076
Energy Equipment & Services — 0.5%
Compagnie Generale de Geophysique-
Veritas:
7.50%, 5/15/15		255	247,350
7.75%, 5/15/17		420	399,000
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (c)		2,500	2,425,000
3,071,350
Food Products — 0.6%
Bumble Bee Foods LLC, 7.75%,
12/15/15 (c)		1,040	1,034,800
Smithfield Foods, Inc., 10.00%,
7/15/14 (c)		2,410	2,580,206
3,615,006
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%,
11/15/14 2,780 2,891,200
Health Care Providers & Services — 2.1%
American Renal Holdings, 8.38%,
5/15/18 (c)		330	320,925
DaVita, Inc., 6.63%, 3/15/13		1,980	1,965,150
HCA, Inc., 7.25%, 9/15/20		1,115	1,112,212
Tenet Healthcare Corp. (c):
9.00%, 5/01/15 (h)		812	852,600
10.00%, 5/01/18 (g)		6,682	7,325,142

2 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Health Care Providers & Services
(concluded)
Viant Holdings, Inc., 10.13%,
7/15/17 (c)	USD	967 $	959,748
12,535,777
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (c) 4,300 4,934,250
Hotels, Restaurants & Leisure — 0.2%
MGM Mirage, 10.38%,
5/15/14 (c)		1,135	1,205,938
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (b)(i)		375	506
1,206,444
Household Durables — 1.3%
Beazer Homes USA, Inc., 12.00%,
10/15/17		3,800	4,218,000
Berkline/BenchCraft, LLC, 4.50%,
11/03/12 (b)(c)(i)		200	—
K. Hovnanian Enterprises, Inc.,

10.63%, 10/15/16	3,300	3,374,250
7,592,250
IT Services — 0.4%
iPayment, Inc., 9.75%, 5/15/14	950	840,750
iPayment Investors LP, 11.63%,
7/15/14 (c)(f)	1,337	1,176,722
SunGard Data Systems, Inc.,
4.88%, 1/15/14	215	200,487
2,217,959
Independent Power Producers & Energy Traders — 3.0%
The AES Corp., 8.75%,
5/15/13 (c)	1,179	1,196,685
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (c)(g)	5,225	5,277,250
Energy Future Holdings Corp.,
10.00%, 1/15/20 (c)	1,800	1,791,000
NRG Energy, Inc.:
7.25%, 2/01/14 (g)	10,060	9,934,250
7.38%, 2/01/16	75	72,562
18,271,747
Industrial Conglomerates — 1.5%
Sequa Corp. (c):
11.75%, 12/01/15	2,950	2,950,000
13.50%, 12/01/15 (f)	5,870	5,980,061
8,930,061
Machinery — 0.7%
AGY Holding Corp., 11.00%,
11/15/14	1,500	1,200,000
Accuride Corp., 7.50%,
2/26/20 (d)(f)	14	36,677
Navistar International Corp.,
8.25%, 11/01/21	2,700	2,700,000

		Par
Corporate Bonds (000) Value
Machinery (concluded)
Synventive Molding Solutions,
Sub-Series A, 14.00%, 1/14/11 USD		781	$ 109,304
4,045,981
Media — 5.7%
Affinion Group, Inc., 10.13%,
10/15/13		2,825	2,874,437
CCH II LLC, 13.50%, 11/30/16		1,406	1,611,671
CCO Holdings LLC, 7.88%,
4/30/18 (c)		2,925	2,870,156
CMP Susquehanna Corp., 3.20%,
5/15/14 (c)		194	3,880
Clear Channel Worldwide Holdings,
Inc. (c):
Series A, 9.25%, 12/15/17		933	944,662
Series B, 9.25%, 12/15/17		3,732	3,797,310
DISH DBS Corp.:
7.00%, 10/01/13		1,450	1,471,750
7.13%, 2/01/16		200	196,000
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	613	473,911
8.00%, 4/30/14 (c)		235	181,679
Nielsen Finance LLC, 10.00%,
8/01/14	USD	3,695	3,755,044
ProtoStar I Ltd., 18.00%,
10/15/12 (b)(c)(d)(h)		3,454	3,281,404
Rainbow National Services LLC (c):
8.75%, 9/01/12		925	934,250
10.38%, 9/01/14		3,134	3,275,030
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (c)	EUR	1,545	1,782,182
TL Acquisitions, Inc., 10.50%,
1/15/15 (c)	USD	1,770	1,606,275
UPC Germany GmbH, 8.13%,
12/01/17 (c)(g)		4,500	4,410,000
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (c)		1,000	982,500
34,452,141
Metals & Mining — 0.7%
Arch Western Finance LLC, 6.75%,
7/01/13		1,970	1,945,375
Murray Energy Corp., 10.25%,
10/15/15 (c)		1,430	1,422,850
New World Resources NV, 7.38%,
5/15/15	EUR	995	1,141,643
4,509,868
Multiline Retail — 0.7%
Dollar General Corp.:
10.63%, 7/15/15	USD	1,300	1,417,000
11.88%, 7/15/17 (f)		2,458	2,789,830
			4,206,830

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Oil, Gas & Consumable Fuels — 2.2%
Berry Petroleum Co., 8.25%,
11/01/16	USD	550	$ 539,000
Chesapeake Energy Corp.:
6.38%, 6/15/15		335	334,163
7.25%, 12/15/18		2,500	2,525,000
Coffeyville Resources LLC, 9.00%,
4/01/15 (c)		705	697,950
Consol Energy, Inc., 8.25%,
4/01/20 (c)		1,500	1,531,875
Crosstex Energy LP, 8.88%,
2/15/18 (c)		855	842,175
Denbury Resources, Inc., 8.25%,
2/15/20		971	1,002,557
EXCO Resources, Inc., 7.25%,
1/15/11		165	164,381
El Paso Corp., 7.00%, 6/15/17 (g)		2,500	2,441,937
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		1,190	1,219,750
Sabine Pass LNG LP, 7.50%,
11/30/16		1,515	1,257,450
Whiting Petroleum Corp.:
7.25%, 5/01/12		75	74,813
7.25%, 5/01/13		775	774,031
13,405,082
Paper & Forest Products — 1.2%
Domtar Corp., 7.88%, 10/15/11		10	10,613
NewPage Corp.:
10.00%, 5/01/12		190	110,437
11.38%, 12/31/14		7,870	7,358,450
7,479,500
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16 350 345,625
Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC, 5.75%,
9/02/15 (c) 850 912,813
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (c)		295	289,469
National Semiconductor Corp.,
6.15%, 6/15/12		3,000	3,212,205
3,501,674
Software — 0.0%
BMS Holdings, Inc., 7.89%,
2/15/12 (c)(f) 594 11,888
Specialty Retail — 0.2%
General Nutrition Centers, Inc.,
10.75%, 3/15/15		570	574,275
Sonic Automotive, Inc., Series B,
8.63%, 8/15/13		855	865,688
			1,439,963

		Par
Corporate Bonds (000) Value
Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp., 7.38%,
5/15/20	USD	840	$ 844,200
Quiksilver, Inc., 6.88%, 4/15/15		1,410	1,233,750
2,077,950
Tobacco — 0.2%
Reynolds American, Inc., 7.63%,
6/01/16 1,000 1,092,739
Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc.:
10.00%, 7/15/15		240	246,000
7.75%, 5/15/16		2,250	2,283,750
Digicel Group Ltd. (c):
8.88%, 1/15/15		820	793,350
9.13%, 1/15/15 (f)		2,267	2,210,325
8.25%, 9/01/17		500	490,000
MetroPCS Wireless, Inc., 9.25%,
11/01/14		270	278,100
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		1,175	1,125,063
Sprint Capital Corp., 8.38%,
3/15/12		925	952,750
8,379,338
Total Corporate Bonds – 40.2% 243,716,492
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility
Deposit, 2.10%, 3/26/14		184	150,927
Term Loan, 2.34%, 3/26/14		3,088	2,537,587
2,688,514
Auto Components — 1.3%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		1,091	1,026,665
Term Loan B, 5.00%, 4/08/16		1,500	1,434,375
Allison Transmission, Inc., Term
Loan, 3.01% - 3.10%, 8/07/14		3,936	3,568,653
Dana Holding Corp., Term
Advance, 4.53% - 4.73%,
1/30/15		1,635	1,572,035
Dayco Products:
Term Loan B, 10.50%,
5/13/14		205	200,756
Term Loan C, 12.50%,
11/13/14 (f)		30	28,988
			7,831,472

4 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
Automobiles — 0.8%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.31% - 3.34%, 12/15/13	USD	3,759	$ 3,499,732
Tranche B-2 Term Loan,
3.26%, 12/15/13		1,613	1,495,789
4,995,521
Beverages — 0.8%
Culligan International Co., Loan
(Second Lien), 5.16%, 4/24/13	EUR	1,500	938,766
Le-Nature's, Inc., Tranche B Term
Loan, 9.50%, 3/01/11 (b)(i)	USD	1,000	383,333
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		3,817	3,804,947
5,127,046
Building Products — 0.7%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		1,567	1,512,783
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		1,329	1,327,946
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche
B-2 Term Loan, 2.68%,
12/04/13	EUR	989	1,062,379
United Subcontractors, Term Loan
(First Lien), 1.79%, 6/30/15	USD	143	121,834
4,024,942
Capital Markets — 0.2%
Marsico Parent Co., LLC, Term
Loan, 5.31% - 5.38%, 12/15/14		379	249,482
Nuveen Investments, Inc., Term
Loan, 3.32% - 3.33%, 11/13/14		1,359	1,151,671
1,401,153
Chemicals — 3.9%
Brenntag Holding GmbH & Co. KG:
Facility 3A (Second Lien),
6.94%, 3/21/16	EUR	115	138,796
Facility 3B (Second Lien),
6.47%, 7/17/15	USD	500	491,875
Facility 3B (Second Lien),
6.94%, 3/15/16	EUR	16	19,367
Facility B6A and B6B, 4.70%,
11/24/37		181	218,576
Term Loan B, 4.70%,
11/24/37		233	282,327
CF Industries Holdings, Inc., Bridge
Loan, 4.50%, 3/17/15	USD	6,020	6,013,559
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		1,550	1,552,906
Cognis GmbH, Facility B (French):
2.65%, 11/16/13	EUR	197	232,655
2.65%, 11/17/13		803	950,006

		Par
Floating Rate Loan Interests (a) (000) Value
Chemicals (concluded)
Edwards (Cayman Islands II) Ltd.,
Term Loan (First Lien), 2.35%,
5/31/14	USD	445	$ 401,620
ElectricInvest Holding Co. Ltd.
(Viridian Group PLC), Junior Term
Facility, 5.07%, 12/21/12	GBP	900	1,059,126
Gentek Holding, LLC, Tranche B
Term Loan, 7.00%, 10/29/14	USD	698	697,814
Huish Detergents, Inc., Tranche B
Term Loan, 2.11%, 4/26/14		1,228	1,168,965
Ineos Group Plc, Term Loan A,
7.00%, 12/17/12		73	72,720
Matrix Acquisition Corp. (FKA
MacDermid, Inc.), Tranche C
Term Loan, 2.65%, 12/15/13	EUR	500	552,215
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	2,059	2,057,722
PQ Corp., (FKA Niagra Acquisition,
Inc.), Term Loan (First Lien),
3.59% - 3.61%, 7/30/14		3,930	3,571,387
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		1,936	1,931,921
Solutia, Inc., Term Loan, 4.75%,
3/01/17		2,450	2,445,916
23,859,473
Commercial Services & Supplies — 2.2%
ARAMARK Corp.:
Letter of Credit, 2.23%,
1/26/14		66	62,857
Line of Credit, 3.60%,
7/26/16		103	99,705
Term Loan B, 3.54%, 7/26/16		1,567	1,516,081
US Term Loan, 2.17%,
1/26/14		1,002	955,790
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.11%,
10/21/13		1,018	966,029
Casella Waste Systems, Inc.,
Term Loan B, 7.00%, 4/09/14		630	628,662
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		3,040	2,968,936
Term Loan 2, 7.00%, 3/05/16		1,454	1,414,592
SIRVA Worldwide, Inc., Loan
(Second Lien), 12.00%, 5/12/15		283	70,779
Synagro Technologies, Inc., Term
Loan (First Lien), 2.34% - 2.36%,
4/02/14		2,695	2,421,758
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		2,130	2,128,204
13,233,393
Construction & Engineering — 0.6%
Safway Services, LLC, First Out
Term Loan, 9.00%, 12/14/17		3,750	3,750,000

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
Consumer Finance — 1.9%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16	USD	6,750	$ 6,534,000
Chrysler Financial Corp., Term
Loan (Second Lien), 6.84%,
8/02/13		5,322	5,253,067
11,787,067
Containers & Packaging — 0.6%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16		475	469,867
BWAY Corp.:
Term Loan, 5.50%, 5/21/17		2,057	2,046,031
Term Loan Canada, 5.50%,
5/20/17		193	192,343
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.57%, 11/01/11		198	197,274
Tranche C-1 Term Loan,
2.57%, 11/01/11		60	59,644
Smurfit-Stone Container Enterprises,
Inc.:
Deposit Funded Facility,
4.50%, 11/01/10		92	91,508
Tranche B, 2.57%, 11/01/11		105	104,139
Smurfit-Stone Container, Revolving
Credit:
2.82% - 5.00%, 11/12/09		152	151,210
2.82% - 4.50%, 11/01/09		458	454,815
3,766,831
Diversified Consumer Services — 1.4%
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14		4,655	4,046,734
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		4,658	4,600,445
8,647,179
Diversified Financial Services — 2.2%
CIT Group, Inc., Tranche 2A Term
Loan, 9.50%, 1/20/12		3,374	3,444,457
MSCI, Inc., Term Loan B, 4.75%,
6/30/16		3,650	3,636,312
Professional Service Industries,
Inc., Term Loan (First Lien),
3.11%, 10/31/12		526	421,151
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%,
5/05/16		4,300	4,267,750
US Term Loan, 6.25%,
5/05/16		1,391	1,369,222
13,138,892
Diversified Telecommunication Services — 1.2%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
4.75%, 5/30/14		1,947	1,372,792

		Par
Floating Rate Loan Interests (a) (000) Value
Diversified Telecommunication Services
(concluded)
Level 3 Communications,
Incremental Term Loan, 2.55%
3/13/14	USD	2,750	$ 2,472,055
US Telepacific Corp., Term Loan
(Second Lien), 9.25%, 7/25/15		1,175	1,172,797
Wind Telecomunicazioni SpA, Term
Loan A1 Facility, 2.90% - 2.92%,
9/22/12	EUR	2,081	2,444,753
7,462,397
Electric Utilities — 0.1%
TPF Generation Holdings, LLC:
Synthetic Letter of Credit
Deposit (First Lien), 2.29%,
12/15/13	USD	151	142,326
Synthetic Revolving Deposit,
2.29%, 12/15/11		47	44,616
Term Loan (First Lien), 2.29%,
12/15/13		380	359,445
546,387
Electronic Equipment, Instruments & Components — 1.4%
CDW Computer Centers, Inc., Term
Loan B, 3.30%, 10/10/14		2,800	2,464,000
Flextronics International Ltd.:
A Closing Date Loan, 2.54% -
2.55%, 10/01/14		1,187	1,102,652
Term Loan B, 2.54%,
10/01/12		3,690	3,529,490
Matinvest 2 SAS/Butterfly Wendel US,
Inc. (Deutsche Connector):
B-2 Facility, 3.87%, 6/22/14		445	381,374
B-2 Facility, 3.87%, 6/22/14		33	28,460
C-2 Facility, 4.12%, 6/22/15		719	616,827
C-2 Facility, 4.12%, 6/22/15		110	94,227
8,217,030
Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16 2,719 2,678,906
Food & Staples Retailing — 2.0%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	3,500	4,553,801
DSW Holdings, Inc., Term Loan,
4.34%, 3/02/12	USD	400	384,000
Pierre Foods, Term Loan B,
7.00%, 2/17/16		1,615	1,622,635
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		3,500	3,494,376

6 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
Food & Staples Retailing (concluded)
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15	USD	2,142 $	2,172,608
12,227,420
Food Products — 1.5%
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%,
4/12/13		280	279,338
Term Loan B, 5.00% – 5.50%,
2/10/17		791	789,595
Term Loan C, 5.00% – 5.50%,
2/10/17		1,964	1,961,155
Michael Foods, Term Loan B,
6.50%, 4/24/14		1,375	1,372,869
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		1,720	1,702,800
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		2,800	2,767,626
8,873,383
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.35%, 5/20/14 2,201 2,116,658
Health Care Providers & Services — 2.6%
Ardent Health Services, Inc., Term
Loan, 6.50%, 8/10/15		1,650	1,612,875
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		274	256,436
Funded Term Loan, 2.60% -
2.79%, 7/25/14		5,360	5,011,279
DaVita, Inc., Tranche B-1 Term
Loan, 1.79% - 1.85%, 10/05/12		600	585,333
HCA, Inc.:
Tranche A-1 Term Loan,
1.79%, 11/16/12		3,071	2,905,378
Tranche B-1 Term Loan,
2.54%, 11/18/13		340	321,300
Harden Healthcare, Term Loan A,
8.50%, 2/22/15		697	682,882
HealthSouth Corp., Term Loan,
2.51% - 2.55%, 3/10/13		1,258	1,209,806
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		1,400	1,393,000
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		1,800	1,775,700
15,753,989
Health Care Technology — 0.5%
IMS Healthcare, Term Loan B,
5.25%, 2/16/16		2,971	2,944,108

		Par
Floating Rate Loan Interests (a) (000) Value
Health Care Technology (concluded)
Sunquest Information Systems,
Inc. (Misys Hospital Systems,
Inc.), Term Loan, 3.61%,
10/13/14	USD	368	$ 344,013
3,288,121
Hotels, Restaurants & Leisure — 5.0%
BLB Worldwide Holdings, Inc.
(Wembley, Inc.), First Priority
Term Loan, 4.75%, 7/18/11		2,471	1,738,115
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		3,741	3,740,625
CCM Merger, Inc. (Motor City
Casino), Term Loan B, 8.50%,
7/13/12		1,468	1,438,301
Green Valley Ranch Gaming, LLC,
Loan (Second Lien), 8.00%,
8/16/14 (b)(h)		1,500	88,125
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.32%,
1/28/15		449	374,931
Term Loan B-3, 3.29% -
3.32%, 1/28/15		6,015	5,012,349
Term Loan B-4, 9.50%,
10/31/16		1,247	1,247,740
OSI Restaurant Partners, LLC, Pre-
Funded Revolving Credit Loan,
0.08% - 2.69%, 6/14/13		32	27,832
Penn National Gaming, Inc., Term
Loan B, 2.05% - 2.12%,
10/03/12		2,828	2,742,946
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16		5,000	4,966,930
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.44%, 3/27/12		4,920	4,624,715
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.80%, 5/27/13		1,585	1,528,218
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		1,572	1,514,548
Term B Funded Project Loan,
4.80%, 5/27/13		1,138	1,097,020
30,142,395
Household Durables — 0.0%
Berkline/Benchcraft, LLC, Term
Loan, 14.00%, 11/03/11 (b)(i) 121 6,047
IT Services — 1.7%
Amadeus IT Group SA/Amadeus
Verwaltungs GmbH:
Term B3 Facility, 3.91%,
6/30/13	EUR	307	359,815

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
IT Services (concluded)
Amadeus IT Group SA/Amadeus
Verwaltungs GmbH (concluded):
Term B4 Facility, 3.91%,
6/30/13	EUR	119	$ 139,236
Term C3 Facility, 4.41%,
6/30/14		307	359,816
Term C4 Facility, 4.41%,
6/30/14		118	137,964
Ceridian Corp., US Term Loan,
3.35%, 11/09/14	USD	1,373	1,258,957
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.03% - 3.09%, 9/24/14		2,811	2,368,421
Initial Tranche B-2 Term Loan,
3.03% - 3.04%, 9/24/14		1,228	1,032,680
Initial Tranche B-3 Term Loan,
3.03% - 3.04%, 9/24/14		2,899	2,439,991
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		1,438	1,427,755
Travelex Plc:
Term Loan B, 3.02%,
10/31/13		500	453,333
Term Loan C, 3.52%,
10/31/14		500	453,333
10,431,301
Independent Power Producers & Energy Traders — 0.4%
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-2 Term Loan,
3.79% - 4.07%, 10/10/14		268	205,928
Initial Tranche B-3 Term Loan,
3.79% - 3.80%, 10/10/14		2,712	2,071,104
2,277,032
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan, 3.48% -
3.55%, 12/03/14 2,325 2,123,639
Machinery — 1.1%
Accuride Corp., Term Loan, 9.75%,
1/31/12		2,935	2,919,715
Blount International, Term Loan,
5.50% - 5.75%, 2/09/12		637	635,532
Bucyrus International, Term
Loan C, 4.50%, 1/26/16		625	621,350
Generac Acquisition Corp., Term
Loan (First Lien), 2.79%,
11/10/13		573	528,962
LN Acquisition Corp. (Lincoln
Industrial), Initial Term Loan
(Second Lien), 6.09%, 1/09/15		1,500	1,320,000
Oshkosh Truck Corp., Term Loan B,
6.26%, 12/06/13		775	773,473
6,799,032

		Par
Floating Rate Loan Interests (a) (000) Value
Media — 8.5%
Atlantic Broadband Finance, LLC:
Term Loan B, 6.75%, 6/01/13 USD		927	$ 913,289
Tranche B-2 Term Loan,
2.55%, 9/01/11		34	33,825
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		4,083	4,103,777
Charter Communications Operating,
LLC:
New Term Loan, 2.30%,
3/06/14		766	708,408
Term Loan B1, 2.30%,
3/25/14		1,675	1,674,739
Term Loan C, 3.55%, 9/06/16		6,218	5,788,469
FoxCo Acquisition Subordinated,
LLC, Term Loan, 7.50%,
7/14/15		1,844	1,796,290
HIT Entertainment, Inc., Term Loan
(Second Lien), 5.85%, 2/26/13		400	249,333
HMH Publishing Co., Ltd.:
Mezzanine, 17.50%,
11/14/14		8,937	893,682
Tranche A Term Loan, 5.53%,
6/12/14		2,756	2,523,317
Hanley-Wood, LLC (FSC
Acquisition), Term Loan, 2.63% -
2.75%, 3/10/14		2,707	1,488,703
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan, 2.79% -
2.85%, 6/30/14		1,458	1,271,460
Insight Midwest Holdings, LLC,
Term Loan B, 2.03% - 2.04%,
4/07/14		1,550	1,463,643
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		583	555,374
Tranche B-2-B Term Loan,
2.79%, 1/03/14		583	555,203
Tranche B-2-C Term Loan,
2.79%, 1/03/14		583	555,203
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/30/15	EUR	337	305,428
Facility C1, 3.59%, 6/30/16		337	305,428
Facility D, 4.71%, 12/28/16		904	687,991
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.89%, 3/01/13 (f)	USD	2,004	1,602,946
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		995	982,314
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		4,505	4,730,250

8 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
Media (concluded)
Nielsen Finance LLC, Dollar Term Loan:
2.30%, 8/09/13	USD	1,019	$ 950,614
Class B, 4.05%, 5/01/16		2,697	2,596,263
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14		1,092	789,251
Protostar Ltd., Debtor in
Possession Term Loan, 18.00%,
6/30/10		692	691,656
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	1,700	2,078,322
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.60%, 3/20/12	USD	2,007	1,847,784
UPC Financing Partnership,
Facility U, 4.99%, 12/31/17	EUR	1,838	2,084,152
Virgin NTL Cable Plc, Term Loan B,
4.41%, 12/31/15	GBP	750	1,044,560
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	2,535	2,526,961
Worldcolor Press Inc. and
Worldcolor (USA) Corp. (FKA
Quebecor World, Inc.), Advance,
9.00%, 7/23/12		1,293	1,302,656
Yell Group Plc TPI, Term Loan A,
2.48%, 8/09/11		842	816,574
Yell Group Plc, Term Loan B,
4.10%, 7/31/14		1,817	1,344,629
51,262,494
Metals & Mining — 0.1%
Drummond Co., Inc., Term
Advance, 1.60%, 2/14/11 700 679,000
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		83	78,244
Term B Advance (First Lien),
2.81%, 11/01/13		800	756,354
MACH Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 2.29%
2/22/13		69	63,510
898,108
Multiline Retail — 0.7%
Hema Holding BV:
Facility B, 2.42%, 7/06/15	EUR	344	400,832
Facility C, 3.17%, 7/05/16		344	400,832
Facility D, 5.42%, 1/01/17		2,600	2,807,706
The Neiman Marcus Group, Inc.,
Term Loan, 2.25% - 2.28%,
4/06/13	USD	855	779,831
			4,389,201

		Par
Floating Rate Loan Interests (a) (000) Value
Oil, Gas & Consumable Fuels — 1.9%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%,
5/15/14	USD	1,268 $	1,250,257
Initial Advance Loan, 4.50%,
5/15/14		1,007	993,516
Initial Advance Loan, 4.50%,
1/26/15		2,250	2,253,751
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 6/24/10		2,623	2,630,843
Tranche B-2 Term Loan,
9.00%, 6/24/10		1,527	1,532,126
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18		3,146	2,831,196
11,491,689
Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Term Loan B:
2.54%, 12/20/12		1,617	1,576,765
2.25% - 2.54%, 12/23/12		3,128	3,050,493
Verso Paper Finance Holdings LLC,
6.60% - 7.35%, 2/01/13 (f)		631	410,173
5,037,431
Personal Products — 0.2%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14		1,925	794,062
Term Loan (First Lien), 6.75%,
7/31/13		698	634,191
1,428,253
Pharmaceuticals — 0.6%
Warner Chilcott Co., LLC, Term
Loan A, 5.50%, 10/30/14		1,101	1,098,642
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15		519	517,798
Term Loan B-1, 5.75%,
4/30/15		864	862,227
Term Loan B-2, 5.75%,
4/30/15		1,342	1,339,289
3,817,956
Professional Services — 0.3%
Booz Allen Hamilton, Inc., Term
Loan C, 6.00%, 7/31/15 1,496 1,494,006
Real Estate Management & Development — 1.7%
Enclave, Term Loan (First Lien),
6.14%, 3/01/12 (b)(i)		3,000	—
Georgian Towers, Term Loan,
2.29%, 3/01/12 (b)(i)		3,000	—
Pivotal Promontory, LLC, Term
Loan (Second Lien), 12.00%,
8/31/11 (b)(i)		750	37,500

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a) (000) Value
Real Estate Management & Development (concluded)
Realogy Corp.:
Delayed Draw Term Loan B,
3.29%, 10/10/13	USD	7,112	$ 5,995,085
Initial Term Loan B, 3.29%,
10/10/13		2,003	1,688,906
Synthetic Letter of Credit,
3.35%, 10/10/13		539	454,706
Term Loan (Second Lien),
13.50%, 10/15/17		2,250	2,362,500
10,538,697
Software — 0.6%
Bankruptcy Management
Solutions, Inc., Term Loan (First
Lien), 6.25%, 7/31/12		935	635,969
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		402	399,021
Telcordia Technologies, Inc., Term
Loan B, 6.75%, 4/09/16		1,500	1,473,750
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.60%,
6/30/13		231	195,979
Term Loan, 3.60%, 6/30/13		914	777,218
3,481,937
Specialty Retail — 0.7%
Bass Pro Group LLC, Term Loan B,
5.00% – 5.75%, 4/06/15		630	626,441
Michaels Stores, Inc., Term
Loan B-1, 2.56% - 2.81%,
10/31/13		2,170	1,973,537
Orchard Supply Hardware, Term
Loan B, 2.80%, 12/21/13		1,500	1,374,150
3,974,128
Textiles, Apparel & Luxury Goods — 0.3%
PVH/Hilfiger, US Term Loan B,
4.75%, 4/19/16 2,100 2,099,015
Trading Companies & Distributors — 0.2%
Beacon Sales Acquisition, Inc.,
Term Loan B, 2.28% - 2.34%,
9/30/13 1,156 1,131,386
Wireless Telecommunication Services — 0.8%
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12		1,128	1,041,960
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12		3,607	3,508,196
4,550,156
Total Floating Rate Loan Interests –
53.3%			323,468,677

		Par
Foreign Agency Obligations (000) Value
Hellenic Republic Government
Bond, 4.30%, 3/20/12	EUR	4,000	$ 4,605,522
Peru Government International
Bond, 8.38%, 5/03/16	USD	4,871	5,918,265
Turkey Government International
Bond, 7.00%, 9/26/16 5,093 5,665,963
Total Foreign Agency Obligations – 2.7% 16,189,750
Municipal Bonds
State — 0.2%
State of California, GO:
Taxable, Various Purpose 3,
Mandatory Put Bonds, 5.65%,
4/01/39		305	323,712
Various Purpose 3, 5.25%, 4/01/14 1,075 1,135,845
Total Municipal Bonds – 0.2% 1,459,557
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.5%
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 3A21,
6.03%, 3/25/37 (a)		4,199	3,845,010
Countrywide Alternative Loan
Trust, Series 2005-54CB,
Class 3A4, 5.50%, 11/25/35		7,647	5,909,127
Countrywide Home Loan Mortgage Pass-
Through Trust:
Series 2005-17, Class 1A6,
5.50%, 9/25/35		3,857	3,235,365
Series 2006-17, Class A2,
6.00%, 12/25/36		5,085	4,128,598
Series 2007-16, Class A1,
6.50%, 10/25/37		2,828	2,420,181
Series 2007-HY5, Class 3A1,
6.08%, 9/25/37 (a)		4,050	3,243,507
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3,
5.17%, 10/25/35 (a)		3,145	2,458,180
Morgan Stanley Reremic Trust,
Series 2010-R4, Class 4A,
0.49%, 2/26/37 (a)(c)		4,000	3,630,000
WaMu Mortgage Pass-Through
Certificates, Series 2006-AR14,
Class 1A1, 5.59%, 11/25/36 (a)		2,336	2,020,679
Wells Fargo Mortgage-Backed
Securities Trust, Series
2005-AR2, Class 2A1, 2.88%,
3/25/35 (a)		2,957	2,579,761
			33,470,408

10 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Non-Agency Mortgage-Backed Securities (000) Value
Commercial Mortgage-Backed Securities — 6.4%
Banc of America Commercial Mortgage,
Inc. (a):
Series 2007-2, Class A2,
5.63%, 4/10/49	USD	3,577	$ 3,661,780
Series 2007-3, Class A2,
5.66%, 6/10/49		2,975	3,023,773
Series 2007-4, Class A4,
5.74%, 2/10/51		2,150	2,108,114
Credit Suisse Mortgage Capital
Certificates, Class A2 (a):
Series 2007-C2, 5.45%,
1/15/49		1,835	1,872,507
Series 2007-C3, 5.72%,
6/15/39		4,150	4,212,970
Greenwich Capital Commercial
Funding Corp., Series 2007-
GG9, Class A4, 5.44%, 3/10/39		2,110	2,038,992
JPMorgan Chase Commercial Mortgage
Securities Corp., Class A4:
Series 2007-CB18, 5.44%,
6/12/47		2,110	2,043,554
Series 2007-CB19, 5.75%,
2/12/49 (a)		2,140	2,067,319
Morgan Stanley Capital I, Series
2007-IQ15, Class A2, 5.84%,
6/11/49 (a)		2,007	2,079,392
Wachovia Bank Commercial
Mortgage Trust, Series
2007-C33, Class A2, 5.86%,
2/15/51 (a)(j)		15,000	15,476,834
38,585,235
Total Non-Agency Mortgage-Backed
Securities – 11.9% 72,055,643
		Beneficial
		Interest
Other Interests (k) (000)
Auto Components — 1.0%
Dayco Products LLC Mark IV
Industrials, Inc.		9	369,440
Delphi Debtor-in-Possession Hold
Co. LLP, Class B, Membership
Interests		—(l)	5,874,670
Lear Corp. Escrow		1,000	23,000
6,267,110
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred
Equity Interests (m) 1 1,308,236
Health Care Providers & Services — 0.0%
Critical Care Systems International,
Inc.		8	1,525

	Beneficial
	Interest
Other Interests (k) (000) Value
Household Durables — 0.0%
Berkline Benchcraft Equity LLC USD 3 $ —
Total Other Interests – 1.2% 7,576,871
Preferred Securities
Preferred Stocks Shares
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. , 0.00% (n) 45,243 —
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (b) 224 223,800
Total Preferred Securities – 0.0% 223,800
U.S. Government Sponsored	Par
Agency Securities (000)
Interest Only Collateralized Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed
Securities, Series 2009-83,
Class TS, 5.84%, 8/20/39 (a) USD 24,077 2,289,824
Mortgage-Backed Securities — 8.5%
Fannie Mae Mortgage-Backed
Securities, 4.50%, 7/15/40 (o)	4,800	4,879,499
Freddie Mac Mortgage-Backed
Securities, 4.50%, 4/01/25 (g)	44,829	46,967,810
51,847,309
Total U.S. Government Sponsored
Agency Securities – 8.9% 54,137,133
Warrants (p) Shares
Machinery — 0.0%
Synventive Molding Solutions
(Expires 1/15/13) 1 —
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/26/19) 51,701 —
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration) 2 —
Software — 0.0%
HMH Holdings/EduMedia (Expires
3/09/17) 39,565 —
Total Warrants – 0.0%		—

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Value
Total Long-Term Investments
(Cost – $761,894,787) – 120.9% $		733,649,011
Short-Term Securities Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (q)(r) 9,335,957 9,335,957
Total Short-Term Securities
(Cost – $9,335,957) – 1.5% 9,335,957
Options Purchased Contracts
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.50, expires
6/01/10	223	15,331
Strike Price USD 97.25, expires
9/01/10	127	9,525
24,856
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, expires
12/01/19, Broker Goldman Sachs
Bank USA 46 9,660
Total Options Purchased
(Cost – $130,795) – 0.0% 34,516
Total Investments
(Cost – $771,361,539) – 122.4%		743,019,484
Liabilities in Excess of Other Assets – (22.4)%		(136,099,050)
Net Assets – 100.0%	$ 606,920,434

* The cost and unrealized appreciation (depreciation) of investments as of

May 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 771,898,952
Gross unrealized appreciation	$ 16,796,701
Net Gross unrealized unrealized depreciation depreciation	$ (28,879,468) (45,676,169)

(a) Variable rate security. Rate shown is as of report date.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(g) All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements.
(h) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(i) Issuer filed for bankruptcy and/or is in default of interest payments.
(j) All or a portion of security has been pledged as collateral in connection with TALF Program.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l) Amount is less than $1,000.
(m)The investment is held by a wholly owned taxable subsidiary of the Trust.
(n) Security is perpetual in nature and has no stated maturity date.
(o) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled
TBA transactions as of report date were as follows:

		Unrealized
Counterparty	Value	Appreciation
Goldman Sachs & Co.	$ 4,879,498$	59,998

(p) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(q) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at		at
	August 31,	Net	May 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	96,671,566 (87,335,609)		9,335,957	$49,449

(r) Represents the current yield as of report date.

12 BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)

• Financial futures contracts sold as of May 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
18	Eurodollar	June 2010	$ 4,482,845	$ 9,845
18	Eurodollar	September 2010	$ 4,477,445	15,470
	5-Year U.S.
60	Treasury Bond September 2010		$ 7,018,800	18,487
18	Eurodollar	December 2010	$ 4,466,645	11,420
18	Eurodollar	March 2011	$ 4,451,795	2,420
12	Eurodollar	June 2011	$ 2,956,013	(5,137)
12	Eurodollar	September 2011	$ 2,944,913	(9,937)
12	Eurodollar	December 2011	$ 2,934,113	(13,237)
12	Eurodollar	March 2012	$ 2,924,663	(15,637)
8	Eurodollar	June 2012	$ 1,943,876	(11,324)
8	Eurodollar	September 2012	$ 1,938,176	(12,024)
8	Eurodollar	December 2012	$ 1,932,676	(12,524)
8	Eurodollar	March 2013	$ 1,927,976	(13,124)
Total			$ (35,302)

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

					Unrealized
Currency	Currency		Counter- Settlement Appreciation
Purchased		Sold	party	Date	(Depreciation)
			Citibank
EUR	516,900 USD	638,454	NA	7/14/10	$ (3,810)
			BNP
USD	25,949,173 EUR	20,676,500	Paribas	7/14/10	562,808
			Citibank
USD	456,702 EUR	369,500	NA	7/14/10	3,034
			Deutsche
USD	807,827 EUR	652,500	Bank AG	7/14/10	6,695
			Citibank
GBP	2,763,000 USD	4,100,842	NA	7/28/10	(104,537)
			Citibank
USD	1,733,579 GBP	1,126,000	NA	7/28/10	104,973
			Royal
			Bank of
USD	11,335,649 GBP	7,326,500 Scotland		7/28/10	738,859
Total					$ 1,308,022

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)

• Credit default swaps on traded indexes – buy protection outstanding as of
May 31, 2010 were as follows:

	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate Counterparty Expiration			(000)	Appreciation
K. Hovnanian	5.00%	Goldman	December USD	800	$ 8,682
Enterprises,		Sachs Bank	2011
Inc.		USA
K. Hovnanian	5.00%	Goldman	December USD	600	7,097
Enterprises,		Sachs Bank	2012
Inc.		USA
Total				$ 15,779

• Reverse repurchase agreements outstanding as of May 31, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
RBS Securities	0.35%	4/28/10	Open	$ 6,039,246	$ 6,037,250
Inc.
Credit Suisse	0.35%	4/28/10	Open	5,563,785	5,562,000
Securities
(USA) LLC
Credit Suisse	0.50%	4/28/10	Open	7,159,702	7,156,422
Securities
(USA) LLC
RBS Securities	0.35%	4/30/10	Open	1,260,542	1,260,150
Inc.
Credit Suisse	0.55%	5/04/10	Open	8,864,765	8,860,974
Securities
(USA) LLC
BNP Paribas	0.26%	5/18/10	6/14/10	35,641,603	35,638,000
Securities
Credit Suisse	0.27%	5/21/10	6/14/10	10,206,612	10,206,000
Securities
(USA) LLC
Barclays	0.65%	5/25/10	Open	3,906,775	3,906,281
Capital Inc.
Credit Suisse	0.35%	5/25/10	Open	3,649,174	3,648,926
Securities
(USA) LLC
Credit Suisse	0.55%	5/28/10	Open	4,896,299	4,896,000
Securities
(USA) LLC
Credit Suisse	0.55%	5/28/10	Open	2,281,077	2,280,938
Securities
(USA) LLC
Total				$89,469,580	$89,452,941

• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-
annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation
Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset-Backed Securities	-	$ 8,388,473	$ 2,483,693	$ 10,872,166
Common Stocks	$ 2,813,250	199,241	936,431	3,948,922
Corporate Bonds	-	240,257,291	3,459,201	243,716,492
Floating Rate Loan Interests	-	263,451,215	60,017,462	323,468,677
Foreign Agency Obligations	-	16,189,750	-	16,189,750
Municipal Bonds	-	1,459,557	-	1,459,557
Non-Agency Mortgage-Backed Securities	-	72,055,643	-	72,055,643
Other Interests	-	-	7,576,871	7,576,871
Preferred Stocks	-	-	223,800	223,800
U.S. Government Sponsored Agency
Securities	-	54,137,133	-	54,137,133
Short-Term Securities	9,335,957	-	-	9,335,957
Total	$ 12,149,207	$ 656,138,303	$ 74,697,458	$742,984,968
Other Financial Instruments[1]

Valuation
Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 82,498	$ 1,441,808	-	$ 1,524,306
Liabilities	(92,944)	(108,347)	$ (48,881)	(250,172)
Total	$ (10,446)	$ 1,333,461	$ (48,881)	$ 1,274,134

1Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options and unfunded loan commitments. Swaps, financial futures contracts, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Limited Duration Income Trust (BLW)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities

	Asset-Backed			Floating Rate	Other	Preferred
	Securities	Common Stocks	Corporate Bonds Loan Interests		Interests	Stocks	Total
Balance, as of
August 31, 2009	$ 2,668,212	$ 81,956	$ 6,270,943	$83,910,390	$ 504,368	- $ 93,435,869
Accrued
discounts/
premium	(29,471)	-	154,412	1,189,722	-	-	1,314,663
Realized gain
(loss)	(165)	-	(805,867)	(10,090,807)	(29,532)	-	(10,926,371)
Change in
unrealized
appreciation
(depreciation)[2]	(154,883)	97,990	6,611,296	23,095,627	834,925	-	30,484,955
Net purchases
(sales)	-	-	(5,313,324)	(25,730,670)	-	-	(31,043,994)
Net transfers
in/out of Level 3…	-	756,485	(3,458,259)	(12,356,800)	6,267,110	$ 223,800	(8,567,664)
Balance, as of
May 31, 2010	$ 2,483,693	$ 936,431	$ 3,459,201	$ 60,017,462 $ 7,576,871		$ 223,800	$ 74,697,458

2The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $12,510,979.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 63,812	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation/
depreciation	(63,812)	$ (48,881)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	-	-
Balance, as of May 31, 2010	$ -	$ (48,881)
[3] Other financial instruments are unfunded loan commitments.

BLACKROCK LIMITED DURATION INCOME TRUST

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 23, 2010